Redeemable Preferred Shares and Convertible Bond - Summary Of Group's Redeemable Preferred Shares Activities (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Series A Preferred Stock [Member]
Balances as of January 1	¥ 78,390	¥ 73,225		¥ 68,528
Balances as of January 1, Shares | shares	204,022,000	204,022,000	204,022,000	204,022,000
Redeemable Preferred Shares redemption value accretion	¥ 5,682	¥ 5,165		¥ 4,697
Balances as of December 31	¥ 84,072	¥ 78,390		¥ 73,225
Balances as of December 31, Shares | shares	204,022,000	204,022,000	204,022,000	204,022,000
Series B Preferred Stock [Member]
Balances as of January 1	¥ 241,918	¥ 223,998		¥ 207,406
Balances as of January 1, Shares | shares	185,512,580	185,512,580	185,512,580	185,512,580
Redeemable Preferred Shares redemption value accretion	¥ 19,354	¥ 17,920		¥ 16,592
Balances as of December 31	¥ 261,272	¥ 241,918		¥ 223,998
Balances as of December 31, Shares | shares	185,512,580	185,512,580	185,512,580	185,512,580
Series B+ redeemable preferred shares [Member]
Balances as of January 1	¥ 75,606	¥ 70,005		¥ 64,820
Balances as of January 1, Shares | shares	43,937,180	43,937,180	43,937,180	43,937,180
Redeemable Preferred Shares redemption value accretion	¥ 6,048	¥ 5,601		¥ 5,185
Balances as of December 31	¥ 81,654	¥ 75,606		¥ 70,005
Balances as of December 31, Shares | shares	43,937,180	43,937,180	43,937,180	43,937,180
Series B++ redeemable preferred shares [Member]
Balances as of January 1	¥ 25,859
Balances as of January 1, Shares | shares	16,574,460	0	0
Redeemable Preferred Shares redemption value accretion	¥ 1,770	¥ 432
Issuance of Redeemable Preferred Shares		25,427	$ 16,574,460
Balances as of December 31	¥ 27,629	¥ 25,859
Balances as of December 31, Shares | shares	16,574,460	16,574,460	16,574,460	0